MATSON MONEY VI PORTFOLIOS
MATSON MONEY U.S. EQUITY VI PORTFOLIO
PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
DOMESTIC EQUITY FUNDS — 99.2%
U.S. Large Cap Value Portfolio III (a)	263,259	$6,049,703
U.S. Large Company Portfolio (a)	153,037	3,258,166
U.S. Micro Cap Portfolio (b)	179,238	3,470,038
U.S. Small Cap Portfolio (b)	109,791	3,470,504
U.S. Small Cap Value Portfolio (b)	73,868	2,269,972
VA U.S. Large Value Portfolio (b)	38,534	919,035
VA U.S. Targeted Value Portfolio (b)	210,688	3,383,656
TOTAL DOMESTIC EQUITY FUNDS
(Cost $23,743,301)		22,821,074
SHORT-TERM INVESTMENTS — 1.0%
STIT-Government & Agency Portfolio, 2.31%*	235,261	235,261
TOTAL SHORT-TERM INVESTMENTS
(Cost $235,261)		235,261
TOTAL INVESTMENTS — 100.2%
(Cost $23,978,562)		23,056,335
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(36,127)
NET ASSETS — 100.0%		$23,020,208

* Seven-day yield as of May 31, 2019.
(a) A portfolio of Dimensional Investment Group Inc.
(b) A portfolio of DFA Investment Dimensions Group Inc.
Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

MATSON MONEY VI PORTFOLIOS
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION — Investments in the underlying fund are valued at the Matson Money U.S. Equity VI Portfolio (“Portfolio”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.’s Board of Directors. Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Relying on prices supplied by pricing services using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Portfolio’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2019, in valuing the Portfolio's investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Domestic Equity Funds	$22,821,074	$18,518,383	$-	$-	$4,302,691
Short-Term Investments	235,261	235,261	-	-	-
Total Investments**	$23,056,335	$18,753,644	$-	$-	$4,302,691

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

** Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Portfolio had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ending May 31, 2019, the Portfolio had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

MATSON MONEY VI PORTFOLIOS
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.2%
DFA International Small Cap Value Portfolio (a)	281,591	$4,851,818
DFA International Value Portfolio III (b)	369,004	5,177,127
Emerging Markets Portfolio (a)	34,814	927,789
Emerging Markets Small Cap Portfolio (a)	44,843	877,130
Emerging Markets Value Portfolio, Class Institutional (a)	31,654	869,210
Large Cap International Portfolio (a)	32,009	685,629
VA International Small Portfolio (a)	261,525	2,926,465
VA International Value Portfolio (a)	74,633	846,335
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,509,694)		17,161,503
SHORT-TERM INVESTMENTS — 1.0%
STIT-Government & Agency Portfolio, 2.31%*	175,073	175,073
TOTAL SHORT-TERM INVESTMENTS
(Cost $175,073)		175,073
TOTAL INVESTMENTS — 100.2%
(Cost $18,684,767)		17,336,576
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(30,972)
NET ASSETS — 100.0%		$17,305,604

* Seven-day yield as of May 31, 2019.
(a) A portfolio of DFA Investment Dimensions Group Inc.
(b) A portfolio of Dimensional Investment Group Inc.
Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

MATSON MONEY VI PORTFOLIOS
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION — Investments in the underlying fund are valued at the Matson Money International Equity VI Portfolio (“Portfolio”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.’s Board of Directors. Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Relying on prices supplied by pricing services using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Portfolio’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2019, in valuing the Portfolio's investments carried at fair value:

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
International Equity Funds	$17,161,503	$13,388,702	$-	$-	$3,772,801
Short-Term Investments	175,073	175,073	-	-	-
Total Investments**	$17,336,576	$13,563,775	$-	$-	$3,772,801

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

** Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Portfolio had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ending May 31, 2019, the Portfolio had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

MATSON MONEY VI PORTFOLIOS
MATSON MONEY FIXED INCOME VI PORTFOLIO
PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
FIXED INCOME FUNDS — 98.6%
DFA Five-Year Global Fixed Income Portfolio (a)	270,166	$2,923,193
DFA Inflation-Protected Securities Portfolio (a)	123,082	1,474,519
DFA Intermediate Government Fixed Income Portfolio (a)	139,361	1,769,882
DFA One-Year Fixed Income Portfolio (a)	327,346	3,371,669
DFA Short-Term Government Portfolio (a)	110,353	1,168,641
DFA Two-Year Global Fixed Income Portfolio (a)	439,184	4,383,056
iShares Short-Term Corporate Bond ETF	133,739	7,096,191
iShares Intermediate-Term Corporate Bond ETF	31,563	1,760,584
VA Global Bond Portfolio (a)	415,006	4,390,766
VA Short-Term Fixed Income Portfolio (a)	56,889	586,524
TOTAL FIXED INCOME FUNDS
(Cost $28,858,177)		28,925,025
SHORT-TERM INVESTMENTS — 1.9%
STIT-Government & Agency Portfolio, 2.31%*	546,118	546,118
TOTAL SHORT-TERM INVESTMENTS
(Cost $546,118)		546,118
TOTAL INVESTMENTS — 100.5%
(Cost $29,404,295)		29,471,143
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(137,352)
NET ASSETS — 100.0%		$29,333,791

* Seven-day yield as of May 31, 2019.
(a) A portfolio of DFA Investment Dimensions Group Inc.
ETF Exchange-Traded Fund
Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

MATSON MONEY VI PORTFOLIOS
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION — Investments in the underlying fund are valued at the Matson Money Fixed Income VI Portfolio (“Portfolio”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.’s Board of Directors. Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Relying on prices supplied by pricing services using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Portfolio’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2019, in valuing the Portfolio's investments carried at fair value:

MATSON MONEY FIXED INCOME VI PORTFOLIO
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
International Equity Funds	$28,925,025	$23,947,735	$-	$-	$4,977,290
Short-Term Investments	546,118	546,118	-	-	-
Total Investments**	$29,471,143	$24,493,853	$-	$-	$4,977,290

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

** Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Portfolio had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ending May 31, 2019, the Portfolio had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.